Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2025
Property And Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

As of March 31, 2025 and 2024, property and equipment, net consist of the following:

	As of March 31,
	2025	2024
	USD	USD

Office equipment	17,760	-
Less: accumulated depreciation	(1,612)	-
Property and equipment, net	16,148	-